Property, Equipment and Software, Net - Summary of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 82,712		¥ 50,579
Less: accumulated depreciation	(37,950)		(21,855)
Property, equipment and software, net	44,762	$ 7,024	28,724
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	26,853		19,138
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,121		866
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	32,053		22,156
Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 22,685		¥ 8,419